Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 30, 2012
Entity Registrant Name	dei_EntityRegistrantName	DELAWARE POOLED TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000875352
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	Aug. 30, 2012
Prospectus Date	rr_ProspectusDate	Feb. 28, 2012
The Focus Smid-Cap Growth Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Focus Smid-Cap Growth Equity Portfolio
Supplement [Text Block]	dgprx_SupplementTextBlock
DELAWARE POOLED® TRUST

The Focus Smid-Cap Growth Equity Portfolio
(the “Portfolio”)

Supplement to the Portfolio’s
Prospectus dated February 28, 2012

On August 23, 2012, the Board of Trustees of Delaware Pooled Trust voted to approve changes relating to the way the Portfolio defines small and mid cap size companies. These changes will be effective immediately.

The following replaces the information in the first paragraph of the section entitled, “What are the Portfolio’s principal investment strategies?”:

The Portfolio invests primarily in common stocks of growth-oriented companies that its investment manager, Delaware Management Company (Manager), believes have long-term capital appreciation potential and expect to grow faster than the U.S. economy.  Under normal circumstances, the Portfolio invests at least 80% of its net assets in securities of small-and mid-capitalization companies (80% policy). The Portfolio's 80% policy may be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change. For purposes of this Portfolio, small-market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell 2000 Growth Index, and mid-market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell Midcap Growth Index.  The two indices listed above are for purposes of determining range and not for targeting portfolio management.   As of June 29, 2012, the Russell 2000 Growth Index had a market capitalization range between $10.7 million and $3.8 billion, and the Russell Midcap Growth Index had a market capitalization range between $252.4 million and $18.6 billion. The market capitalization range for the indices listed above will change on a periodic basis. A company’s market capitalization is determined based on its current market capitalization.

Investments in the Portfolio are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Portfolio, the repayment of capital from the Portfolio, or any particular rate of return.

Please keep this Supplement for future reference.

This Supplement is dated August 30, 2012.